Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Capitol Series Trust
Entity Central Index Key	0001587551
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000258312
Shareholder Report [Line Items]
Fund Name	Sterling Capital Enhanced Core Bond ETF
Class Name	Sterling Capital Enhanced Core Bond ETF
Trading Symbol	SCEC
Security Exchange Name	CboeBZX
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sterling Capital Enhanced Core Bond ETF	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
AssetsNet	$ 584,808,094
Holdings Count | Holding	339
Advisory Fees Paid, Amount	$ 1,037,300
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$584,808,094
Number of Portfolio Holdings	339
Advisory Fee	$1,037,300
Portfolio Turnover	76%

Holdings [Text Block]
Asset Weighting (% of total investments)
Value	Value
Asset Backed Securities	33.4
Collateralized Loan Obligations	0.6
Collateralized Mortgage Obligations	1.0
Corporate Bonds	34.9
Municipal Bonds	0.5
Preferred Stocks	0.2
U.S. Government & Agencies	18.6
U.S. Treasury Bonds & Notes	10.8

Material Fund Change [Text Block]

Material Fund Changes

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC (the “Adviser”), announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”) to be taken private pursuant to an arrangement whereby DGAM would purchase all of the issued and outstanding shares of Guardian, other than shares held by certain shareholders who entered into equity rollover agreements (the “Transaction”). The closing of the Transaction occurred on March 23, 2026.

The Adviser is now an indirect, wholly-owned subsidiary of Desjardins and is anticipated to continue to operate as a standalone entity. To provide continuity and stability, the Adviser’s team of management and senior professionals will continue servicing the Adviser’s clients, including the Fund.

At a meeting held on October 23, 2025, the Board of Trustees of Capitol Series Trust approved an Agreement and Plan of Reorganization of the Fund into a fund of the same name, a newly created series of Sterling Capital Funds (the “Reorganization”). The Reorganization was originally expected to occur in March 2026, but was postponed. Shareholders approved the Reorganization at a special meeting held on August 18, 2026, and the Reorganization is expected to occur in September 2026.